Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

April 20, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	KraneShares Trust: Initial Registration Statement on Form N-1A (File Nos. 333- and 811-22698)

Ladies and Gentlemen:

On behalf of our client, KraneShares Trust (the “Trust”), we are filing, pursuant to the Securities Act of 1933, and under the Investment Company Act of 1940, the Trust’s initial Registration Statement on Form N-1A, together with all exhibits thereto.

Please contact me at (202) 739-5684 with your questions or comments.

Sincerely,

/s/ Laura E. Flores
Laura E. Flores